UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8%
Alabama - 4.0%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	5.50	6/1/30	1,800,000		1,966,788
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	6.00	6/1/50	2,750,000		3,047,138
Jefferson County,
Sewer Revenue Bonds Warrants	0/7.75	10/1/46	6,000,000	[a]	5,173,980
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/46	5,000,000		6,008,900
					16,196,806
Alaska - 1.5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	5,865,000		5,891,744
Arizona - 2.8%
Arizona Industrial Development
Authority,
Education Revenue Bonds (BASIS
Schools Projects)	5.25	7/1/47	1,500,000	[b]	1,563,345
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,047,440
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/45	1,000,000	[b]	1,024,310
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,108,640
Tender Option Bond Trust Receipts
(Series 2018-XF2537), 12/1/37,
(Salt Verde Financial Corporation,
Senior Gas Revenue Bonds) Recourse	5.00	6/1/32	4,550,000	[b,c]	5,398,867
					11,142,602
California - 14.1%
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		7,988,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
California - 14.1% (continued)
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,396,453
California,
GO (Various Purpose)	6.50	4/1/33	2,290,000		2,354,028
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,251,950
California,
GO (Various Purpose) (Prerefunded)	6.50	4/1/19	2,710,000	[d]	2,790,053
Golden State Tobacco Securitization
Corporation,
Revenue Bonds, Refunding, Series A-1	5.00	6/1/47	1,000,000		1,028,050
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	10,000,000	[e]	1,775,300
San Buenaventura,
Revenue Bonds (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,665,585
Tender Option Bond Trust Receipts
(Series 2016-XM0379), 7/1/43,
(Los Angeles Department of Water and
Power, Water System Revenue Bonds)
Non-recourse	5.00	7/1/20	5,000,000	[b,c]	5,495,175
Tender Option Bond Trust Receipts
(Series 2016-XM0387), 5/15/38,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	6,000,000	[b,c]	6,601,770
Tender Option Bond Trust Receipts
(Series 2016-XM0390), 5/15/36,
(The Regents of the University of
California, General Revenue Bonds)
Non-recourse	5.00	5/15/21	6,260,000	[b,c]	7,025,582
Tender Option Bond Trust Receipts
(Series 2016-XM0440), 5/15/31,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Recourse	5.00	4/15/27	5,247,500	[b,c]	5,535,748
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
Bonds (Capital Appreciation-2nd Sub-
Asset Backed C)	0.00	6/1/45	26,185,000	[e]	3,190,119
Tobacco Securitization Authority,
Revenue Bonds, Refunding	0.00	6/1/46	10,000,000	[e]	1,763,700
Tuolumne Wind Project Authority,
Revenue Bonds (Tuolumne Company
Project) (Prerefunded)	5.88	1/1/19	2,000,000	[d]	2,028,820
					56,890,391

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Colorado - 4.1%
Belleview Station Metropolitan District
Number 2,
GO	5.13	12/1/46	2,375,000		2,434,019
Colorado Bridge Enterprise,
Revenue Bonds (Central 70 Project)	4.00	6/30/51	5,000,000		4,945,650
Dominion Water and Sanitation District,
Tap Fee Revenue Bonds	6.00	12/1/46	2,210,000		2,345,584
Sterling Ranch Community Authority,
Board Supported Revenue Bonds	5.00	12/1/47	1,250,000		1,265,263
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 3/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue Bonds) Non-recourse	5.00	3/1/20	4,960,000	[b,c]	5,462,944
					16,453,460
District of Columbia - 4.5%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	10,900,000	[e]	1,933,333
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue Bonds) Recourse	5.00	12/20/21	14,834,680	[b,c]	16,308,255
					18,241,588
Florida - 5.3%
Cape Coral Health Facilities Authority,
Senior Housing Revenue Bonds (Gulf
Care, Inc. Project)	5.88	7/1/40	1,600,000	[b]	1,719,136
Mid-Bay Bridge Authority,
Springing Lien Revenue Bonds
(Prerefunded)	7.25	10/1/21	5,000,000	[d]	5,771,850
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue Bonds
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[d]	7,362,673
Saint Johns County Industrial
Development Authority,
Revenue Bonds (Presbyterian
Retirement Communities Project)
(Prerefunded)	6.00	8/1/20	3,500,000	[d]	3,772,720
South Lake County Hospital District,
Revenue Bonds (South Lake Hospital,
Inc.)	6.25	4/1/39	2,500,000		2,550,425
					21,176,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Georgia - 4.8%
Atlanta,
Water and Wastewater Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	275,000		285,442
Atlanta,
Water and Wastewater Revenue Bonds
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	11/1/19	725,000	[d]	754,819
Atlanta,
Water and Wastewater Revenue Bonds
(Prerefunded)	6.00	11/1/19	4,865,000	[d]	5,106,693
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,137,180
Atlanta Development Authority Senior
Health Care Facilities,
Revenue Bonds (Georgia Proton
Treatment Center Project)	7.00	1/1/40	1,500,000		1,494,855
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle)	4.13	11/1/45	4,200,000		4,162,494
Tender Option Bond Trust Receipts
(Series 2016-XM0435), 10/1/43,
(Private Colleges and Universities
Authority, Revenue Bonds (Emory
University)) Recourse	5.00	8/20/22	6,000,000	[b,c]	6,617,280
					19,558,763
Hawaii - 1.8%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaii Pacific Health Obligated Group)
(Prerefunded)	5.63	7/1/20	2,500,000	[d]	2,675,275
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company)	4.00	3/1/37	2,500,000		2,539,600
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company, Inc. and
Subsidiary Projects)	6.50	7/1/39	2,000,000		2,071,120
					7,285,995
Illinois - 10.1%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,400,530

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Illinois - 10.1% (continued)
Chicago,
Second Lien Wastewater Transmission
Revenue Bonds	5.00	1/1/39	2,330,000		2,499,251
Chicago Board of Education,
GO	5.00	12/1/33	1,250,000		1,303,875
Chicago O'Hare International Airport,
Revenue Bonds (General Airport Third
Lien)	5.63	1/1/35	580,000		624,028
Chicago O'Hare International Airport,
Revenue Bonds (General Airport Third
Lien) (Prerefunded)	5.63	1/1/21	2,420,000	[d]	2,627,225
Illinois,
GO	5.00	11/1/27	2,450,000		2,618,707
Illinois,
GO	5.00	12/1/39	2,450,000		2,556,673
Illinois Finance Authority,
Revenue Bonds (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,048,760
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds (Capital
Appreciation-McCormick Place
Expansion Project) (Insured; MBIA
Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	1,081,000
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/28	2,500,000		2,626,975
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/52	3,550,000		3,659,305
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/53	2,500,000		2,636,975
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds
(Prerefunded)	6.00	6/1/21	3,600,000	[d]	3,997,080
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	5.00	10/1/40	9,000,000	[b,c]	9,972,495
					40,652,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Iowa - 1.9%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/25	5,125,000		5,472,167
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	2,000,000		2,018,600
					7,490,767
Kentucky - .7%
Christian County,
HR (Jennie Stuart Medical Center)	5.50	2/1/44	2,800,000		3,000,060
Louisiana - 3.1%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/32	2,400,000		2,352,744
New Orleans,
Water Revenue Bonds	5.00	12/1/40	1,000,000		1,100,510
Tender Option Bond Trust Receipts
(Series 2018-XF2584), 7/1/47,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health System
Project)) Recourse	5.00	7/1/25	8,195,000	[b,c]	8,957,989
					12,411,243
Maine - .5%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General Medical
Center Issue)	7.50	7/1/32	2,000,000		2,212,500
Maryland - 2.0%
Maryland Health and Higher Educational
Facilities Authority,
Revenue Bonds (Adventist HealthCare
Issue)	5.50	1/1/46	3,250,000		3,616,340
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 7/1/43,
(Mayor and City Council of Baltimore,
Project Revenue Bonds (Water
Projects)) Non-recourse	5.00	7/1/21	4,000,000	[b,c]	4,420,940
					8,037,280
Massachusetts - 11.0%
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding	7.25	1/1/32	995,000		1,108,340

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Massachusetts - 11.0% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue) (Prerefunded)	7.25	1/1/21	1,505,000	[d]	1,691,048
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/30	1,730,000		1,784,703
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue) (Prerefunded)	6.25	7/1/19	3,270,000	[d]	3,393,606
Massachusetts Housing Finance Agency,
Housing Revenue Bonds	7.00	12/1/38	4,575,000		4,608,443
Tender Option Bond Trust Receipts
(Series 2016-XM0368), 2/1/34,
(Massachusetts Development Finance
Agency, Revenue Bonds (Harvard
University Issue)) Non-recourse	5.25	6/18/20	10,000,000	[b,c]	10,808,125
Tender Option Bond Trust Receipts
(Series 2016-XM0372), 4/1/27,
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	8/4/20	6,400,000	[b,c]	6,905,536
Tender Option Bond Trust Receipts
(Series 2016-XM0386), 5/1/43,
(University of Massachusetts Building
Authority, Project and Refunding
Revenue Bonds) Non-recourse	5.00	5/1/21	7,409,991	[b,c]	8,158,187
Tender Option Bond Trust Receipts
(Series 2018-XM0610), 6/1/47,
(Massachusetts Transportation Fund,
Revenue Bonds (Rail Enhancement &
Accelerated Bridge Programs))
Recourse	5.00	6/1/25	5,250,000	[b,c]	5,982,376
					44,440,364
Michigan - 3.9%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/31	3,780,000		3,990,319
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/36	3,290,000		3,468,483
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue Bonds	5.00	7/1/36	2,000,000		2,207,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Michigan - 3.9% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/36	1,000,000		1,085,470
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,795,000		1,773,047
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/29	3,300,000		3,300,000
					15,825,279
Missouri - 1.9%
Missouri Health and Educational Facilities
Authority,
Revenue Bonds (Lutheran Senior
Services Projects)	5.00	2/1/46	2,200,000		2,357,212
Saint Louis Land Clearance
Redevelopment Authority,
Annual Appropriation Redevelopment
Revenue Bonds (National Geospatial-
Intelligence Agency Site Improvements
Project)	5.13	6/1/46	5,000,000		5,326,150
					7,683,362
Nevada - .4%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Series 2018 A	4.00	6/1/58	1,500,000		1,512,495
New Jersey - 5.4%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,009,950
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.50	12/15/29	1,690,000		1,729,276
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds (Prerefunded)	5.50	6/15/19	3,310,000	[d]	3,408,770
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey - American Water Company, Inc.
Project)	5.70	10/1/39	3,000,000		3,102,510

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
New Jersey - 5.4% (continued)
New Jersey Tobacco Settlement Financing
Corporation,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/46	5,500,000		5,939,725
South Jersey Port Subordinated Marine
Terminal,
Revenue Bonds, Series B	5.00	1/1/42	2,025,000		2,200,892
Tender Option Bond Trust Receipts
(Series 2018-XF2538), 6/15/40,
(New Jersey Economic Development
Authority, Revenue Bonds) Recourse	5.25	12/15/23	4,250,000	[b,c]	4,589,394
					21,980,517
New Mexico - 1.3%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,335,900
New York - 15.1%
Long Island Power Authority,
Electric System General Revenue Bonds
(Prerefunded)	6.25	4/1/19	3,000,000	[d]	3,081,720
Metropolitan Transportation Authority,
Transportation Revenue Bonds	6.25	11/15/18	1,715,000		1,730,932
Metropolitan Transportation Authority,
Transportation Revenue Bonds
(Prerefunded)	6.25	11/15/18	60,000	[d]	60,563
Metropolitan Transportation Authority,
Transportation Revenue Bonds
(Prerefunded)	6.25	11/15/18	6,650,000	[d]	6,712,443
New York,
GO (LOC; TD Bank NA)	1.40	9/1/18	800,000	[c,f]	800,000
New York City Educational Construction
Fund,
Revenue Bonds	6.50	4/1/28	2,785,000		3,100,596
New York Convention Center
Development Corporation,
Senior Lien Revenue Bonds (Hotel Unit
Fee Secured)	0.00	11/15/47	5,600,000	[e]	1,727,152
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/50	27,625,000	[e]	3,857,555
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade Center
Project)	5.00	11/15/44	3,400,000	[b]	3,579,010
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport Project)	5.00	8/1/26	500,000		525,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
New York - 15.1% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/46	3,000,000		3,202,440
Niagara Area Development Corporation,
Solid Disposal Facility Revenue Bonds,
Refunding (Convanta Holding Project)
Series 2018 A	4.75	11/1/42	1,000,000	[b]	1,005,010
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
Bonds (Covanta Energy Project)	5.25	11/1/42	2,000,000	[b]	2,014,380
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,134,418
Tender Option Bond Trust Receipts
(Series 2016-XM0370), 11/1/25,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Non-
recourse	5.25	4/5/20	5,000,000	[b,c]	5,364,937
Tender Option Bond Trust Receipts
(Series 2016-XM0436), 6/15/44,
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue Bonds) Recourse	5.00	4/9/20	12,600,000	[b,c]	13,606,236
Tender Option Bond Trust Receipts
(Series 2016-XM0438), 11/1/27,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,391,525
					60,894,677
North Carolina - 3.0%
North Carolina Medical Care Commission
Retirement Facilities,
Revenue Bonds, Refunding (United
Methodist Retirement Homes)	5.00	10/1/47	1,350,000		1,479,290
Tender Option Bond Trust Receipts
(Series 2016-XM0444), 6/1/42,
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue Bonds (Duke University
Health System)) Recourse	5.00	6/1/42	10,000,000	[b,c]	10,548,840
					12,028,130

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Ohio - 6.5%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	5.88	6/1/30	2,000,000		2,009,180
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	34,280,000	[e]	2,934,025
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	9,085,000		9,273,332
Butler County,
Hospital Facilities Revenue Bonds (UC
Health) (Prerefunded)	5.50	11/1/20	2,040,000	[d]	2,197,937
Butler County,
Hospital Facilities Revenue Bonds (UC
Health) (Prerefunded)	5.50	11/1/20	960,000	[d]	1,035,379
Centerville,
Health Care Revenue Bonds
(Graceworks Lutheran Services)	5.25	11/1/47	1,500,000		1,581,270
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.00	2/15/57	1,000,000		1,052,000
Hamilton County,
Healthcare Improvement Revenue
Bonds (Life Enriching Communities
Project)	5.00	1/1/51	1,750,000		1,871,503
Ohio Air Quality Development Authority,
Air Quality Revenue Bonds (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	4,200,000		4,296,600
					26,251,226
Oregon - .4%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue Bonds (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,553,175
Pennsylvania - 3.7%
Crawford County Hospital Authority,
HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,072,720
Philadelphia,
GO (Prerefunded)	6.50	8/1/20	4,700,000	[d]	5,119,287
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,182,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Pennsylvania - 3.7% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0594), 11/1/50,
(Berks County Industrial Development
Authority, Health System Revenue
Bonds, Refunding (Tower Health
Project)) Recourse	5.00	11/1/25	4,920,000	[b,c]	5,376,674
					14,750,834
Rhode Island - 1.6%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligated Group Issue)
(Insured; Assured Guaranty Corp.)
(Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,185,200
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	1,000,000		1,070,080
					6,255,280
South Carolina - 2.7%
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Bonds Obligations
(Santee Cooper)) Non-recourse	5.13	6/1/37	10,200,000	[b,c]	10,806,594
Tennessee - 2.2%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University) (Prerefunded)	5.50	10/1/19	2,050,000	[d]	2,133,968
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University) (Prerefunded)	5.50	10/1/19	450,000	[d]	467,937
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University) (Prerefunded)	5.50	10/1/19	3,000,000	[d]	3,122,880
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 7/1/40,
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue Bonds) Non-recourse	5.00	7/1/21	3,000,000	[b,c]	3,316,118
					9,040,903

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Texas - 15.6%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/45	1,500,000		1,634,475
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds
(International Leadership of Texas)	5.75	8/15/45	2,500,000		2,577,725
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	4.50	12/1/44	2,500,000		2,544,775
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[d]	7,389,436
Harris County-Houston Sports Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[e]	1,619,475
Houston,
Combined Utility System First Lien
Revenue Bonds (Insured; Assured
Guaranty Corp. ) (Prerefunded)	6.00	5/15/19	4,770,000	[d]	4,912,194
Houston,
Combined Utility System First Lien
Revenue Bonds (Insured; Assured
Guaranty Corp. ) (Prerefunded)	6.00	5/15/19	230,000	[d]	236,939
Love Field Airport Modernization
Corporation,
Special Facilities Revenue Bonds
(Southwest Airlines Company - Love
Field Modernization Program Project)	5.00	11/1/28	1,000,000		1,079,180
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue Bonds
(National Campus and Community
Development Corporation - College
Station Properties LLC - Texas A&M
University Project)	5.00	7/1/35	500,000		444,440
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue Bonds
(Buckingham Senior Living Community,
Inc. Project)	5.50	11/15/45	3,000,000		2,600,400
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 2/1/43,
(San Antonio, Electric and Gas Systems
Junior Lien Revenue Bonds) Non-
recourse	5.00	2/1/21	12,450,000	[b,c]	13,565,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Texas - 15.6% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0443), 5/15/39,
(Texas A&M University System Board
of Regents, Financing System Revenue
Bonds) Recourse	5.00	5/15/39	13,157,245	[b,c]	13,867,161
Tender Option Bond Trust Receipts
(Series 2017-XF2422), 8/15/40,
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	9,997,299	[b,c]	10,296,949
					62,768,662
Utah - .5%
Utah Infrastructure Agency,
Telecommunication Revenue Bonds,
Refunding (Special Limited Obligations)	5.00	10/15/40	2,000,000		2,178,460
Virginia - 6.2%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue Bonds (Brandermill Woods
Project)	5.13	1/1/43	700,000		720,937
Henrico County Industrial Development
Authority,
Revenue Bonds (Bon Secours Health
System, Inc.) (Insured; Assured
Guaranty Municipal Corp.)	7.91	8/23/27	5,450,000		6,658,537
Tender Option Bond Trust Receipts
(Series 2018-XM0593), 7/1/57,
(Hampton Roads Transportation
Accountability Commission, Revenue
Bonds) Recourse	5.50	1/1/26	7,500,000	[b,c]	8,917,781
Virginia College Building Authority,
Educational Facilities Revenue Bonds
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	1,000,000	[b]	1,040,950
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/52	4,100,000		4,462,358
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)
(Prerefunded)	7.75	1/1/19	3,000,000	[d]	3,059,340
					24,859,903
Washington - 5.0%
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 1/1/29,
(King County, Server Revenue Bonds)
Recourse	5.00	6/1/20	8,575,000	[b,c]	9,169,894

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 150.8% (continued)
Washington - 5.0% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XM0680), 7/1/58,
(Washington Convention Center Public
Facilities District, Revenue Bonds)
Recourse	6.09	7/1/26	10,000,000 [b,c]	11,192,150
				20,362,044
Wisconsin - 1.9%
Public Finance Authority,
Revenue Bonds (Denver International
Airport Great Hall Project)	5.00	9/30/49	2,000,000	2,184,220
Public Finance Authority of Wisconsin,
Higher Education Facilities Revenue
Bonds (Gannon University Project)	5.00	5/1/42	750,000	803,813
Public Finance Authority of Wisconsin,
Senior Living Revenue Bonds (Mary's
Woods At Marylhurst Project)	5.25	5/15/42	750,000 [b]	816,975
Wisconsin Health & Educational Facilities
Authority,
Revenue Bonds (Advocate Aurora
Health Credit Group) Series 2018 A	5.00	8/15/32	3,460,000	4,031,730
				7,836,738
U.S. Related - 1.3%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000	2,717,825
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty Municipal
Corporation) Series 2007 CC	5.25	7/1/34	2,000,000	2,367,380
				5,085,205
Total Long-Term Municipal Investments
(cost $575,829,074)				608,092,630

Short-Term Municipal Investments - .4%
New York - .4%
Triborough Bridge & Tunnel Authority,
Revenue Bonds, Refunding (LOC; State
Street Bank & Trust Co.)
(cost $1,500,000)	1.42	9/1/18	1,500,000 [g]	1,500,000
Total Investments (cost $577,329,074)			151.2%	609,592,630
Liabilities, Less Cash and Receivables			(39.0%)	(157,073,115)
Preferred Stock, at redemption value			(12.2%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	403,219,515

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued

STATEMENT OF INVESTMENTS (Unaudited) (continued)

at $259,772,334 or 64.42% of net assets.

[c] Collateral for floating rate borrowings.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] Variable rate security—rate shown is the interest rate in effect at period end.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	609,592,630	-	609,592,630
Liabilities ($)
Floating Rate Notes††	-	(162,356,715)	-	(162,356,715)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2018, accumulated net unrealized appreciation on investments was $32,263,556, consisting of $33,306,015 gross unrealized appreciation and $1,042,459 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)